SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund

Supplement dated October 3, 2014
to the Class A Shares Prospectus (the "Prospectus")
dated January 31, 2014, as previously supplemented on July 7, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses of the Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Market Debt Fund.

Changes to the Fees and Expenses of the Emerging Markets Equity Fund

In the Fund Summary for the Emerging Markets Equity Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.25%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)^
Management Fees	1.05%
Distribution (12b-1) Fees	None
Other Expenses	0.78%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	1.84%†
Fee Waivers and Expense Reimbursements	0.10%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.74%*

^  Expenses information in the table has been restated to reflect estimated fees and expenses for the upcoming fiscal year.

†  AFFE is based on estimated amounts for the upcoming fiscal year.

*  Effective October 1, 2014, SIMC, the Fund's investment adviser, has contractually agreed to waive its management fee as necessary to keep the management fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2016 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Fund	$177	$569	$986	$2,150

There are no other changes to the Fees and Expenses of the Emerging Markets Equity Fund.

Changes to the Fees and Expenses of the International Fixed Income Fund

In the Fund Summary for the International Fixed Income Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)^	Class A Shares
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.75%
Total Annual Fund Operating Expenses	1.05%

^  Expenses information in the table has been restated to reflect estimated fees and expenses for the upcoming fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Fixed Income Fund—Class A Shares	$107	$334	$579	$1,283

There are no other changes to the Fees and Expenses of the International Fixed Income Fund

Changes to the Fees and Expenses of the Emerging Markets Debt Fund

In the Fund Summary for the Emerging Markets Debt Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)^	Class A Shares
Management Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses	0.75%
Total Annual Fund Operating Expenses	1.60%

^  Expenses information in the table has been restated to reflect estimated fees and expenses for the upcoming fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Fund—Class A Shares	$163	$505	$871	$1,900

Changes to the Fee Waiver Disclosure

In the section titled "Investment Adviser and Sub-Advisers", under the sub-section titled "Information About Fee Waivers," the following text and charts are hereby added immediately following the present disclosure:

Effective October 1, 2014, SIMC, the Fund's investment adviser, has contractually agreed to waive its management fee as necessary to keep the management fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2016 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

As a result of the change in the Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds' fees and expenses, each Fund's actual total annual Fund operating expenses for the current fiscal year are expected to differ from those of the prior year. Accordingly, the fees voluntarily waived by SIMC, the Funds' administrator and/or the Funds' distributor will also differ to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds' business) at the level specified in the table below. The voluntary waivers of SIMC, the Funds' administrator and/or the Funds' distributor are limited to the Funds' direct operating expenses and therefore do not apply to indirect expenses incurred by each Fund, such as AFFE, if any. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds' actual total annual Fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after contractual fee waivers)	Expected Total Annual Fund Operating Expenses (after contractual and voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
Emerging Markets Equity Fund	1.84%	1.74%	1.74%	1.73%
International Fixed Income Fund	1.05%	1.05%	1.02%	1.02%
Emerging Markets Debt Fund	1.60%	1.60%	1.36%	1.36%

*  AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds through their investments in other investment companies during the current fiscal year.

In addition, for the current fiscal year, due to its contractual fee waiver discussed above, SIMC is expected to receive investment advisory fees, as a percentage of the Emerging Markets Equity Fund's average daily net assets, at the following annual rates:

Fund Name	Investment Advisory Fees	Expected Investment Advisory Fees After Fee Waiver for the current fiscal year
Emerging Markets Equity Fund	1.05%	0.95%

There are no other changes to the fee waiver disclosure of the Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-897 (10/14)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund
(each, a "Fund," and together, "the Funds")

Supplement dated October 3, 2014
to the Statement of Additional Information (the "SAI")
dated January 31, 2014, as previously supplemented on July 7, 2014

In the section titled "The Administrator and Transfer Agent", the information with respect to the Funds in the first chart under the sub-heading "Administration Fees" is hereby deleted and replaced with the following:

Fund	Administration Fee
Emerging Markets Equity Fund	0.45%
International Fixed Income Fund	0.45%
Emerging Markets Debt Fund	0.45%

There are no other changes to the administration fee disclosure of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-898 (10/14)